Employee share scheme reserve (Details) - USD ($)		6 Months Ended
	Apr. 14, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Employee share scheme reserve
Employee share scheme reserve		$ 387,468		$ 773,666
Reversal of share-based payment transactions with employees		$ 386,198	$ 257,093
Percentage of options vesting annually from issue date	25.00%
Exercise period of share options from issue date	10 years